Short-term borrowings	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Short-term borrowings

9.	Short-term borrowings

The balance of short-term borrowings consisted of the following:

	Annual Interest		As of December 31,
	Rate	Maturity	2024	2025
			RMB	RMB
Bank of Ningbo	2.55%-3.00%	July, August, September and November 2026	-	22,861
Bank of Beijing	3.00%	August 2026	-	10,000
Industrial Bank	2.90%	March 2026	-	10,000
Bank of Hangzhou	3.50%-3.60%	January, February and July 2026	-	7,000
Bank of Nanjing	3.00%-3.60%	March, June and July 2026	-	10,000
Bank of China	2.45%	November 2026	-	10,000
Xiamen International Bank	4.00 $	May and June 2026	-	10,000
Industrial and Commercial Bank of China	2.35%	June 2026	-	10,000
Bank of Shanghai	3.00%	October 2026	-	5,000
China Merchants Bank	2.80%	February 2025	2,000	-
Bank of Ningbo	3.3%-4.5%	May, July and October 2025	20,800	-
Bank of Beijing	3.00%	August 2025	10,000	-
Industrial Bank	3.20%	March 2025	10,000	-
Bank of China	2.35%	November 2025	5,000	-
Bank of Hangzhou	3.55%-3.60%	June and November 2025	10,000	-
Bank of Nanjing	3.60%	January, June and July 2025	9,670	-
Total			67,470	94,861

Interest expenses were RMB919, RMB1,817 and RMB2,683 for short-term borrowings for the years ended December 31, 2023, 2024 and 2025, respectively. The weighted average interest rates of short-term borrowings were 3.89%, 3.49% and 3.57% as of December 31, 2023, 2024 and 2025, respectively.

Beijing Yizhuang International Financing Guarantee Co., Ltd provided RMB2,000 guarantee and Beijing Zhongguancun Technology Financing Guarantee Co., Ltd provided RMB3,000 guarantee for the borrowing from China Merchants Bank during the year ended December 31, 2024. The corporate counter-guarantee provided by Mr. Howard Lee and Luogaoshi were equivalent to the amount of credit granted to Lucas China.

The Company repaid an aggregate total RMB18,000 of borrowings from January 2026 to March 2026.

LUCAS GC LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 and 2025

(All amounts in thousands, except for share and per share data, unless otherwise noted)